TAXES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Current tax provision	$ 48,675	$ 52,756
Deferred tax provision	0	0
Income tax provision	48,675	52,756
PRC [Member]
Statement [Line Items]
Current tax provision	48,675	52,756
Deferred tax provision	0	0
Hong Kong [Member]
Statement [Line Items]
Current tax provision	0	0
Deferred tax provision	0	0
BVI [Member]
Statement [Line Items]
Current tax provision	0	0
Deferred tax provision	0	0
Cayman [Member]
Statement [Line Items]
Current tax provision	0	0
Deferred tax provision	$ 0	$ 0